Amortization and Depreciation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Transactions Between Related Parties [Line Items]
Summary of Amortization and Depreciation Expenses

Amortization and depreciation expenses are composed of the following:

	2023	2022	2021
Amortization of intangible assets (Note 20)	10,816	6,891	3,917
Right-of-use asset amortization (Note 19)	627	518	453
Depreciation of Property, plant & equipment (Note 18)	782	738	377
Total	12,225	8,147	4,747